Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Standardized Measure of Discounted Future Net Cash Flow Projections Explanatory (Parenthetical) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [line items]
Proportion of ownership interest in subsidiary	10.00%
Consolidated Entities [member] | Murphy Exploration and Production Company [member]
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [line items]
Proportion of ownership interest in subsidiary	80.00%
Consolidated Entities [member] | Petrobras America Inc [member]
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [line items]
Proportion of ownership interest in subsidiary	20.00%
Consolidated Entities [member] | Brazil member
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [line items]
Oil and gas production classified as held for sale		$ 1,770
Equity Method Investee [member] | Brazil member
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [line items]
Oil and gas production classified as held for sale	$ 1,675